Stock-based Compensation (Q2) (Details) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 25, 2025 USD ($) grantee $ / shares shares	Feb. 26, 2025 grantee $ / shares shares	Dec. 09, 2024 USD ($) $ / shares shares	Mar. 31, 2023 shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Oct. 01, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options granted (in shares) | shares		140,000	975,409
Options granted, exercise price (in usd per share) | $ / shares		$ 8.84	$ 12.2
Options granted (in usd per share) | $ / shares		$ 4.97	$ 6.63
Compensation expense remaining to be recognized, stock options					$ 4,217	$ 6,063		$ 4,217			$ 6,063
Accelcius Subsidiary Equity Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted (in shares) | shares				3,300,000	133,000		0	133,000	110,000
Awards granted, fair value per unit (in usd per share) | $ / shares					$ 20.75	$ 46.38	$ 0	$ 20.75	$ 4.41	$ 4.41		$ 3.8
Compensation expense (income/decrease)					$ 912	$ 1,341	$ 248	$ 1,810	$ 593	$ 918		$ 705
Compensation expense remaining to be recognized, awards excluding stock options					8,457	$ 8,103		$ 8,457			8,103
Compensation expense remaining to be recognized, period						2 years 5 months 1 day		2 years 2 months 15 days
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted (in shares) | shares	111,525
Number of grantees | grantee	5
Grant date fair value	$ 600
Awards granted, fair value per unit (in usd per share) | $ / shares	$ 5.38
Compensation expense (income/decrease)					6,979	$ 1,604		$ 10,895
Compensation expense remaining to be recognized, awards excluding stock options					12,946	$ 23,241		$ 12,946			$ 23,241
Compensation expense remaining to be recognized, period						1 year 7 months 24 days		1 year 4 months 24 days
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of grantees | grantee		2
Grant date fair value			$ 6,468
Compensation expense (income/decrease)					1,515	$ 405		$ 2,541
Compensation expense remaining to be recognized, period						1 year 8 months 4 days		1 year 7 months 6 days
Expected volatility rate		56.00%	56.00%
Expected term		5 years 10 months 24 days
Risk-free rate of return		4.06%
Contractual term			10 years					10 years
SARs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted (in shares) | shares											30,000
Compensation expense (income/decrease)					$ (244)			$ (693)
Expected volatility rate								80.00%
Expected term								1 year 6 months
Risk-free rate of return								4.00%
Base price for awards (in usd per share) | $ / shares						$ 12.175					$ 12.175
Maximum number of shares that may be issued (in shares) | shares	4,000,000